Group statement of cash flows - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Statement of cash flows [abstract]
Profit/(loss) for the year	$ 376	$ 265	$ (260)
Adjustments reconciling profit/(loss) for the year to cash flow from operations	585	583	568
Cash flow from operations	961	848	308
Interest paid	(126)	(134)	(132)
Interest received	22	8	2
Tax paid	(211)	(86)	(41)
Net cash from operating activities	646	636	137
Cash flow from investing activities
Purchase of property, plant and equipment	(54)	(17)	(26)
Purchase of intangible assets	(45)	(35)	(50)
Investment in associates	(1)		(2)
Investment in other financial assets	0	(5)	(5)
Deferred purchase consideration paid		(13)
Capitalised interest paid			(1)
Lease incentives received	6
Distributions from associates and joint ventures	0		5
Disposal of property, plant and equipment	3
Disposal of hotel assets, net of costs and cash disposed	0	44	1
Repayments of other financial assets	13	14	13
Disposal of equity securities	0		4
Net cash from investing activities	(78)	(12)	(61)
Cash flow from financing activities
Repurchase of shares	(482)
Purchase of own shares by employee share trusts	(1)
Dividends paid to shareholders	(233)
Issue of long-term bonds, including effect of currency swaps			1,093
(Repayment)/issue of commercial paper		(828)	738
Repayment of long-term bonds	(209)		(290)
Principal element of lease payments	(36)	(32)	(65)
Decrease in other borrowings	0		(125)
Proceeds from currency swaps			3
Net cash from financing activities	(961)	(860)	1,354
Net movement in cash and cash equivalents in the year	(393)	(236)	1,430
Cash and cash equivalents at beginning of the year	1,391	1,624	108
Exchange rate effects	(77)	3	86
Cash and cash equivalents at end of the year	$ 921	$ 1,391	$ 1,624